SHAREHOLDERS' EQUITY (Details 2) - $ / shares	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Class of Stock [Line Items]
Number of Warrants, Outstanding Beginning Balance	1,295,269	15,510
Number Of Warrants, Warrants issued in connection with Series H-1 preferred stock for cash		1,279,759
Number Of Warrants, Warrants issued in connection with Series H-2 preferred stock for cash	495,750
Number Of Warrants, Warrants issued in connection with Series H-3 preferred stock for cash	1,101,751
Number of Warrants, Outstanding Ending Balance	2,892,770	1,295,269
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 5.50	$ 7.25
Weighted Average Exercise Price, Warrants issued in connection with Series H-1 preferred stock for cash		1.66
Weighted Average Exercise Price, Warrants issued in connection with Series H-2 preferred stock for cash	1.21
Weighted Average Exercise Price, Warrants issued in connection with Series H-3 preferred stock for cash	1.38
Weighted Average Exercise Price, Outstanding Ending Balance	$ 3.23	$ 5.50
Weighted Average Remaining Life in years, Contractual Term		3 years 3 months 18 days
Weighted Average Remaining Life In Years, Contractual Term		4 years 2 months 12 days
Weighted Average Remaining Life in years, Warrants issued in connection with Series H-1 preferred stock for cash		4 years 3 months 18 days
Weighted Average Remaining Life in years, Warrants issued in connection with Series H-2 preferred stock for cash	4 years 7 months 6 days
Weighted Average Remaining Life in years, Warrants issued in connection with Series H-3 preferred stock for cash	4 years 10 months 24 days
Weighted Average Remaining Life in years, Common Stock Warrants Contractual Term	4 years 1 month 6 days